Provisions, income tax liabilities and other liabilities - Current Provisions and Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Taxes payable, other than corporate income taxes	€ 347	€ 361	€ 393
Employee-related liabilities	2,042	1,978	1,989
Classified in current liabilities	631	790	940
Interest rate derivatives (see Note D.20.)	0	2	0
Currency derivatives (see Note D.20.)	205	87	90
Amounts payable for acquisitions of non-current assets	467	413	497
Contract liabilities	252	0	0
Other current liabilities	6,188	6,072	5,060
Total	€ 10,132	9,703	€ 8,969
Litigation amount payable		€ 315